Allowance For Loan Losses (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Loan Review Selection Threshold ($)	$ 1,000,000	$ 1,000,000	$ 1,000,000
Interest income forgone	$ 400,000	$ 800,000	$ 500,000